Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Parenthetical) (Detail) - Level 3 - Option Pricing Method $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity analysis of fair value, 1% change in DLOM resulting in variation in fair value amount	$ 120
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity analysis of fair value, 1% change in volatility resulting in variation in fair value amount	$ 30